Components of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Current	$ 200
Long Term	273,898	220,244
Convertible Debentures
Debt Instrument [Line Items]
Long Term	176,462	106,703
Senior Secured Notes
Debt Instrument [Line Items]
Long Term	35,000	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
Current	200
Revolving Credit Facility | Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Long Term	$ 62,436	$ 78,541